Stockholders' equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
11.	Stockholders’ equity:

(a)	Authorized:

The authorized share capital of the Company consists of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value issuable in series.

(b)	Issued and outstanding:

Number
Common stock	of shares

Balance, December 31, 2009	60,513,911
Issued for cash upon exercise of options	442,694
Issued upon exercise of options in cashless transactions (note 11(c))	95,757

Balance, December 31, 2010	61,052,362
Issued for cash upon exercise of options	73,152
Issued upon exercise of options in cashless transactions (note 11(c))	3,577

Balance, December 31, 2011	61,129,091
Issuance of common stock (note 16)	1,222,600
Balance, December 31, 2012	62,351,691

(c)	Stock options:

The Company’s 2001 amended stock option plan (2001 Amended Plan) provides for the granting of options to executive officers and directors, employees, and consultants of the Company. The 2001 Amended Plan, as approved by the shareholders, permits the maximum aggregate number of common shares issuable to be 7,000,000 common shares. The shares available for issuance generally vest over periods of up to four years with a maximum term of five years. The 2001 Amended plan restricts the maximum number of stock options issuable to insiders to 10% of the issued and outstanding common shares of the Company.

On May 26, 2010, the shareholders approved amendments to the 2001 Stock Option Plan. These amendments (i) permit the cashless exercise of options without payment of cash consideration, where the option holder receives the intrinsic value of the exercised options in the form of common shares issued from treasury, and (ii) provide option holders, at the discretion of the Board of Directors or Chief Executive Officer, with a cash surrender right which entitles the holder to surrender options and receive the intrinsic value of the surrendered options in cash.

Details of the stock option transactions for the years ended December 31, 2012, 2011 and 2010 are summarized as follows:

	Number	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (CAD$)
Outstanding as at December 31, 2009	6,339,031	7.45
Options granted	379,000	7.28
Options exercised(1)	(772,483)	5.85
Options forfeited	(183,832)	7.89
Options expired	(52,667)	6.99
Outstanding as at December 31, 2010	5,709,049	7.65	2.24	4,525

Options granted	559,000	4.28
Options exercised(1)	(85,051)	4.84
Options forfeited	(258,482)	7.82
Options expired	(1,039,553)	8.81
Outstanding as at December 31, 2011	4,884,963	7.05	1.99	Nil

Options granted	2,950,000	0.42
Options forfeited	(1,302,132)	6.18
Options expired	(942,250)	11.95
Outstanding as at December 31, 2012	5,590,581	2.93	2.94	65
Exercisable as at December 31, 2012	3,882,209	3.97	2.23	26
Vested and expected to vest as at December 31, 2012	5,438,447	3.00	2.89	59

(1)	During the year ended December 31, 2011, the Company issued 3,577 (2010 – 95,757) shares in exchange for 11,899 (2010 – 329,789) stock options in cashless exercise transactions.

The outstanding options expire at various dates ranging to December 11, 2017.

At December 31, 2012, stock options to executive officers and directors, employees and consultants were outstanding as follows:

		Options outstanding		Options exercisable
		Weighted	Weighted		Weighted
		average	average		average
		remaining	exercise		exercise
Range of		contractual	price		price
exercise prices	Number	life (years)	(CAD$)	Number	(CAD$)

$0.34 to $0.49	2,950,000	4.41	0.42	1,297,228	0.42
$3.65 to $4.94	2,148,604	1.41	4.63	2,102,704	4.63
$6.09 to $8.64	123,250	2.31	7.91	113,550	7.96
$10.36 to $12.95	368,727	0.34	11.42	368,727	11.42

	5,590,581	2.94	2.93	3,882,209	3.97

A summary of the Company’s non-vested stock option activity and related information for the year ended December 31, 2012 is as follows:

	Number	Weighted average
	of	grant-date fair value
Non-vested options	options	(U.S.$)

Non-vested at December 31, 2011	1,172,715	2.51
Granted	2,950,000	0.22
Vested	(2,007,029)	0.96
Forfeited	(407,314)	2.37

Non-vested at December 31, 2012	1,708,372	0.42

As of December 31, 2012, there was $281 of total unrecognized compensation cost related to non-vested stock options. That cost is expected to be recognized over a weighted average period of 1.5 years.

No options were exercised during the year ended December 31, 2012. The aggregate intrinsic value of stock options exercised during the years ended December 31, 2011 and 2010 were $140 and $1,974, respectively.

The aggregate fair value of vested options during the year ended December 31, 2012 was $1,924 (2011 - $2,334; 2010 - $3,973).

The Company did not receive any cash during the year ended December 31, 2012 related to the exercise of stock options. For the years ended December 31, 2011 and 2010, cash received relating to the exercise of stock options was $358 and $2,359, respectively.

(d)	Stock-based compensation:

The estimated fair value of options granted from December 1, 2002 to executive officers and directors, and employees is amortized over the vesting period. Compensation expense is recorded in research and development expenses and general and administration expenses as follows:

	December 31,	December 31,	December 31,
	2012	2011	2010

Research and development	$(128)	$749	$1,138
General and administration	674	1,182	2,139

Total	$546	$1,931	$3,277

Compensation expense for the year ended December 31, 2012 also included a $276 reversal of expenses relating to forfeiture of unvested options by terminated employees (note 16).

The weighted average fair value of stock options granted during the year ended December 31, 2012 was $0.22 (2011 - $2.20; 2010 - $3.50). The estimated fair value of the stock options granted was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

	December 31,	December 31,	December 31,
	2012	2011	2010

Dividend yield	0%	0%	0%
Expected volatility	80.48%	63.8%	62.2%
Risk-free interest rate	1.2%	1.8%	2.3%
Expected average life of the options	3.3 years	4.2 years	4.1 years

 The Company estimates forfeitures for unvested options as a percentage of stock-based compensation. For the period ended December 31, 2012, the Company applied an estimated percentage of 13.9%, which management considered to be a reasonable estimate of actual forfeitures.

There is no dividend yield as the Company has not paid, and does not plan to pay, dividends on its common shares. The expected volatility is based on the historical share price volatility of the Company’s daily share closing prices over a period equal to the expected life of each option grant. The risk-free interest rate is based on yields from Canadian government bond yields with a term equal to the expected term of the options being valued. The expected life of options represents the period of time that the options are expected to be outstanding based on the contractual term of the options and on historical data of option holder exercise and post-vesting employment termination behaviour.